Voyage revenues: (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Voyage Revenues (Table)

	Six months ended June 30,
	2019	2020

Time charters	$176,709	$125,619
Voyage charters	145,443	181,781
Pool revenues	2,130	(404)
	$324,282	$306,996